LOSSES PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
LOSSES PER SHARE [Abstract]
Schedule of computation of basic and diluted losses per share
	Year ended December 31,
	2014	2013	2012
Numerator:
Net loss for basic loss per share	$(11,094)	$(14,083)	$(13,628)

Loss in respect to change in fair value of research and development funding arrangement	(1,295)	-	(16)

Net loss for basic loss per share	$(12,389)	$(14,083)	$(13,644)

Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	47,808,855	38,869,438	35,844,496

Dilutive average number of ordinary shares in respect to research and development funding arrangement	578,208	-	404,766
Weighted average number of ordinary shares used in computing diluted net loss per share	48,387,063	38,869,438	36,249,262

Diluted earnings per ordinary share	$(0.26)	$(0.36)	$(0.38)